RISK MANAGEMENT - Derivatives and hedge accounting (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)
Trading derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities using LIBOR as benchmark by amount of contracts	$ 20	$ 79,902	$ 25	$ 100,365
Derivative Financial Liabilities Using Libor As Benchmark, With Specific	9	35,830	15	59,717
Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets using LIBOR as benchmark by amount of contracts	8	31,849	22	87,586
Derivative Financial Assets Using Libor As Benchmark, With Specific Expiry	2	7,962	11	43,793
Hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets using LIBOR as benchmark by amount of contracts	42	166,908	44	173,626
Derivative Financial Assets Using Libor As Benchmark, With Specific Expiry	41	163,228	42	165,218
Derivative Financial Assets Using Libor As Benchmark, With Fallback Clause	41	163,228	42	165,218
Interest rate swap contract [member] | Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets using LIBOR as benchmark by amount of contracts	1	3,981	15	59,717
Derivative Financial Assets Using Libor As Benchmark, With Specific Expiry			11	43,793
Interest rate swap contract [member] | Hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets using LIBOR as benchmark by amount of contracts	42	166,908	44	173,626
Derivative Financial Assets Using Libor As Benchmark, With Specific Expiry	41	163,228	42	165,218
Derivative Financial Assets Using Libor As Benchmark, With Fallback Clause	41	163,228	42	165,218
Currency swap contract [member] | Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets using LIBOR as benchmark by amount of contracts	7	27,868	$ 7	$ 27,868
Derivative Financial Assets Using Libor As Benchmark, With Specific Expiry	$ 2	$ 7,962